Contingent liabilities and legal proceedings - 2019 Moet Hennessy dividend (Details) - 12 months ended Jun. 30, 2020 - Moet Hennessy € in Millions, £ in Millions	GBP (£)	EUR (€)
Disclosure of contingent liabilities [line items]
Ownership interest in associate	34.00%
Proportion of ownership interest in investment by external party	66.00%
Estimated financial effect of contingent assets	£ 166	€ 181